RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Lease liabilities (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Presentation of leases for lessee [abstract]
Balance at January 1, 2021	$ 917
Repayments	(44)
Interest expense	14
Balance at March 31, 2021	$ 887